Risk Management (Details) - Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Risk Management (Details) - Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties [Line Items]
FVOCI - debts securities	$ 418,445	$ 390,918
Financial assets at amortized cost	2,471	2,706
Insurance receivables	179,345	166,605
Reinsurance share of outstanding claims	182,248	187,485
Deferred excess of loss premiums	17,238	17,095
Cash and cash equivalents	242,146	133,439
Term deposits	179,966	172,212
Total	1,221,859	1,070,460
Investment grade [Member]
Risk Management (Details) - Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties [Line Items]
FVOCI - debts securities	418,240	389,250
Financial assets at amortized cost
Insurance receivables
Reinsurance share of outstanding claims	181,379	186,851
Deferred excess of loss premiums
Cash and cash equivalents	220,095	110,915
Term deposits	130,860	124,283
Total	950,574	811,299
Non-investment grade (satisfactory) [Member]
Risk Management (Details) - Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties [Line Items]
FVOCI - debts securities	205	1,668
Financial assets at amortized cost	1,979	1,982
Insurance receivables	113,294	110,618
Reinsurance share of outstanding claims	869	634
Deferred excess of loss premiums	17,238	17,095
Cash and cash equivalents	22,051	22,524
Term deposits	49,106	47,929
Total	204,742	202,450
In course of collection [Member]
Risk Management (Details) - Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties [Line Items]
FVOCI - debts securities
Financial assets at amortized cost	492	724
Insurance receivables	66,051	55,987
Reinsurance share of outstanding claims
Deferred excess of loss premiums
Cash and cash equivalents
Term deposits
Total	$ 66,543	$ 56,711